Property, Plant and Equipment (Tables)	12 Months Ended
Oct. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Properties	Computer equipment	Right-of-use assets	Total
	US$	US$	US$	US$
COST
As of May 1, 2023	134,490	24	-	134,514
Additions	17	-	-	17
Disposal of subsidiaries	-	(2)	-	(2)
Reclassified as held for sale	(63,575)	-	-	(63,575)
Exchange realignment	(502)	-	-	(502)
As of October 31, 2023	70,430	22	-	70,452
Additions	48	111	-	159
Acquisition of subsidiaries	204,389	758	175	205,322
Exchange realignment	4,504	2	-	4,506
As of October 31, 2024	279,371	893	175	280,439
ACCUMULATED DEPRECIATION
As of May 1, 2023	469	18	-	487
Provided for the period	995	3	-	998
Disposal of subsidiaries	-	(1)	-	(1)
Reclassified as held for sale	(625)	-	-	(625)
Exchange realignment	-	1	-	1
As of October 31, 2023	839	21	-	860
Provided for the year	5,100	59	-	5,159
Exchange realignment	(16)	(12)	-	(28)
As of October 31, 2024	5,923	68	-	5,991
CARRYING VALUES
As of October 31, 2023	69,591	1	-	69,592
As of October 31, 2024	273,448	825	175	274,448

Schedule of Estimated Useful Lives

The property, plant and equipment are depreciated on a straight-line basis over their estimated useful lives as follows:

Computer equipment	5 years
Right-of-use assets	Over the lease term
Properties	Over the shorter of the useful life ranged 40-75 years and the remaining lease terms